Commitments and Contingencies - Narrative (Details)	0 Months Ended
	Apr. 16, 2014 employment_agreement	Apr. 21, 2014
Commitments and Contingencies Disclosure [Abstract]
Number of employment agreements	2
Initial term of employment agreement	3 years
Extension term of employment agreement		1 year
Salary continuation term per employment agreement		12 months
Continued health plan coverage term per employment agreement		12 months
Vesting period used to calculate prorated bonus following termination		12 months